Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Commitments and Contingencies

15. Commitments and Contingencies

The Group had the following capital commitments:

December 31,
2022
(in US$’000)
Property, plant and equipment
Contracted but not provided for	22,130

The Group does not have any other significant commitments or contingencies.